Derivative Instruments and Hedging Activities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Schedule of Interest Rate Derivatives [Table Text Block]	The fair value derivative position of DP&L's interest rate swaps are as follows:

			December 31,
	Hedging Designation	Balance sheet classification	2018	2017
Interest rate hedges in a Current asset position	Cash Flow Hedge	Other prepayments and current assets
Gross Fair Value as presented in the Balance Sheets			$0.9	$—

Interest rate hedges in a non-current asset position	Cash Flow Hedge	Other deferred assets
Gross Fair Value as presented in the Balance Sheets			$0.6	$1.5

THE DAYTON POWER AND LIGHT COMPANY [Member]
Gains or Losses Recognized in AOCI for the Cash Flow Hedges
The following tables provide information concerning gains or losses recognized in AOCI for the cash flow hedges for the three and nine months ended September 30, 2019 and 2018:

	Three months ended
	September 30, 2019	September 30, 2018
	Interest	Interest
$ in millions (net of tax)	Rate Hedge	Rate Hedge
Beginning accumulated derivative gains / (losses) in AOCI	$(0.3)	$1.6
Net losses associated with current period hedging transactions	(0.1)	—
Net gains reclassified to earnings
Interest expense	—	(0.2)
Ending accumulated derivative gains / (losses) in AOCI	$(0.4)	$1.4

	Nine months ended
	September 30, 2019	September 30, 2018
	Interest	Interest
$ in millions (net of tax)	Rate Hedge	Rate Hedge
Beginning accumulated derivative gains in AOCI	$0.6	$1.4
Net gains / (losses) associated with current period hedging transactions	(0.9)	0.5
Net gains reclassified to earnings
Interest expense	(0.1)	(0.5)
Ending accumulated derivative gains / (losses) in AOCI	$(0.4)	$1.4

Portion expected to be reclassified to earnings in the next twelve months	$(0.2)
Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)	11

	Years ended December 31,
	2018	2017		2016
$ in millions (net of tax)	Interest Rate Hedges	Power	Interest Rate Hedges	Power	Interest Rate Hedges
Beginning accumulated derivative gain / (loss) in AOCI	$1.4	$(4.3)	$1.6	$9.2	$2.0

Net gains / (losses) associated with current period hedging transactions	(0.1)	11.9	0.5	15.7	0.4
Net gains / (losses) reclassified to earnings:
Interest expense	(0.7)	—	(0.7)	—	(0.8)
Loss from discontinued operations	—	(5.5)	—	(29.2)	—
Transfer of generation assets to subsidiary of parent	—	(2.1)	—	—	—
Ending accumulated derivative gain / (loss) in AOCI	$0.6	$—	$1.4	$(4.3)	$1.6

Portion expected to be reclassified to earnings in the next twelve months	$0.7
Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)	20

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location
DP&L has elected not to offset derivative assets and liabilities and not to offset net derivative positions against the right to reclaim cash collateral pledged (an asset) or the obligation to return cash collateral received (a liability) under derivative agreements. The fair value derivative position of DP&L's interest rate swaps are as follows:

Fair Values of Derivative Instruments
at September 30, 2019
			Gross Amounts Not Offset in the Condensed Balance Sheets
$ in millions	Hedging Designation	Gross Fair Value as presented in the Condensed Balance Sheets (a)	Financial Instruments with Same Counterparty in Offsetting Position	Cash Collateral	Net Fair Value
Assets
Short-term derivative positions (presented in Prepayments and other current assets)
Interest rate swap	Designated	$0.2	$—	$—	$0.2
Total assets		$0.2	$—	$—	$0.2

(a)    Includes credit valuation adjustment.

Fair Values of Derivative Instruments
at December 31, 2018
			Gross Amounts Not Offset in the Condensed Balance Sheets
$ in millions	Hedging Designation	Gross Fair Value as presented in the Condensed Balance Sheets (a)	Financial Instruments with Same Counterparty in Offsetting Position	Cash Collateral	Net Fair Value
Assets
Short-term derivative positions (presented in Prepayments and other current assets)
Interest rate swaps	Designated	$0.9	$—	$—	$0.9

Long-term derivative positions (presented in Other non-current assets)
Interest rate swaps	Designated	0.6	—	—	0.6
Total assets		$1.5	$—	$—	$1.5

(a)    Includes credit valuation adjustment.